Vista Outdoor Inc. - 10-K Long-Term Debt (Narrative) (Details) - Vista Outdoor Inc. - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Long-term debt, gross	$ 635,000,000		$ 720,000,000	$ 1,060,000,000
Letters of credit outstanding, amount	13,956,000		14,612,000
Interest paid	3,435,000	$ 9,814,000	$ 57,404,000	$ 49,343,000	$ 25,328,000
Guarantors
Debt Instrument [Line Items]
Number of subsidiaries owned (as a percent)			100.00%	100.00%
Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	$ 135,000,000		$ 220,000,000
Annual commitment fee on the unused portion (as a percent)	0.175%		0.175%
4.5% Senior Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)			4.50%			4.50%
Debt issuance costs			$ 4,491,000			$ 4,491,000
Amortization of debt issuance costs, period (in years)			8 years			8 years
Guarantor obligations, maximum exposure, undiscounted			$ 75,000,000	$ 75,000,000
4.5% Senior Notes
Debt Instrument [Line Items]
Face amount on debt instrument						$ 500,000,000
4.5% Senior Notes | Carrying Amount | Fair Value, Recurring
Debt Instrument [Line Items]
Fixed rate debt	$ 500,000,000		500,000,000	500,000,000
4.5% Senior Notes | Fair Value, Inputs, Level 2 | Carrying Amount | Fair Value, Recurring
Debt Instrument [Line Items]
Fixed rate debt			500,000,000			$ 500,000,000
4.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 500,000,000		$ 500,000,000	500,000,000
Debt instrument, interest rate (in percent)	4.50%		4.50%
Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Face amount on debt instrument				600,000,000
Long-term debt, gross	$ 135,000,000		$ 220,000,000	355,000,000
Restricted payment limit	57,000,000		57,000,000	57,000,000
Line of credit facility, remaining borrowing capacity	271,256,000			$ 237,109,000
Debt issuance costs	$ 11,310,000		$ 11,310,000
Debt instrument, covenant, minimum threshold line of capacity (as a percent)			10.00%	10.00%
Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Line of credit facility, increased borrowing capacity, amount			$ 150,000	$ 150,000
Secured Debt | 2022 Term Loan | Senior Loans
Debt Instrument [Line Items]
Face amount on debt instrument			350,000,000	350,000,000
Long-term debt, gross			0	$ 205,000,000
Debt issuance costs			$ 2,423,000
Non-First-in, Last-out, Revolving Credit Facility | 2022 ABL Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average interest rate (as a percent)	6.49%		6.66%
Non-First-in, Last-out, Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	0.50%		0.50%
Non-First-in, Last-out, Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Credit spread adjustment (as a percent)			0.10%
Non-First-in, Last-out, Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.25%	0.25%
Non-First-in, Last-out, Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.25%
Non-First-in, Last-out, Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			0.75%	0.75%
Non-First-in, Last-out, Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Maximum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.75%
Non-First-in, Last-out, Revolving Credit Facility | 2022 Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (as a percent)			1.50%